Schedule of Investments
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.68%
Canada–5.24%
Alimentation Couche-Tard, Inc.	115,889	$5,715,328
Dollarama, Inc.	76,085	8,135,895
Shopify, Inc., Class A(a)	17,630	1,681,637
		15,532,860
China–4.26%
Alibaba Group Holding Ltd., ADR(b)	64,133	8,480,306
Tencent Holdings Ltd.	65,000	4,153,234
		12,633,540
Denmark–0.98%
Novo Nordisk A/S, Class B	42,502	2,906,214
France–16.03%
Airbus SE	22,296	3,926,005
Dassault Systemes SE	96,158	3,660,994
Edenred SE	112,577	3,658,353
EssilorLuxottica S.A.	15,504	4,467,764
Hermes International S.C.A.	2,764	7,272,410
L’Oreal S.A.	13,578	5,046,843
LVMH Moet Hennessy Louis Vuitton SE	10,485	6,493,131
Sartorius Stedim Biotech	30,808	6,103,586
Schneider Electric SE	14,939	3,448,597
Societe Generale S.A.	75,861	3,422,384
		47,500,067
Germany–4.58%
SAP SE	18,443	4,941,795
Siemens AG	37,422	8,642,469
		13,584,264
India–6.41%
Dr Lal PathLabs Ltd.(c)	166,298	4,806,593
ICICI Bank Ltd.	330,617	5,196,644
Reliance Industries Ltd.	604,564	8,988,245
		18,991,482
Ireland–1.20%
Accenture PLC, Class A	11,391	3,554,448
Italy–1.83%
FinecoBank Banca Fineco S.p.A.	190,049	3,764,220
Ryanair Holdings PLC	82,809	1,673,391
		5,437,611
Japan–10.34%
Daikin Industries Ltd.	43,800	4,753,115
Hitachi Ltd.	142,400	3,343,467
Hoya Corp.	30,893	3,486,534
Keyence Corp.	10,024	3,941,536
Kobe Bussan Co. Ltd.	151,400	3,524,957
Mitsubishi UFJ Financial Group, Inc.	227,800	3,105,783
MonotaRO Co. Ltd.	320,500	5,987,174
OBIC Business Consultants Co. Ltd.	51,200	2,498,255
		30,640,821
Shares		Value
Netherlands–5.38%
ASM International N.V.	7,129	$3,248,635
ASML Holding N.V.	8,137	5,384,848
Universal Music Group N.V.	264,695	7,309,022
		15,942,505
Spain–3.21%
Amadeus IT Group S.A.	57,206	4,381,006
CaixaBank S.A.	658,926	5,132,856
		9,513,862
Sweden–4.27%
Atlas Copco AB, Class A	311,355	4,973,407
Epiroc AB, Class A	204,527	4,118,014
Svenska Handelsbanken AB, Class A(b)	314,434	3,553,580
		12,645,001
Switzerland–2.67%
Lonza Group AG	8,491	5,245,482
Sika AG	10,984	2,675,529
		7,921,011
Taiwan–2.48%
Taiwan Semiconductor Manufacturing Co. Ltd.	261,000	7,350,538
United Kingdom–19.11%
Ashtead Group PLC	89,897	4,860,438
AstraZeneca PLC	53,181	7,809,345
Auto Trader Group PLC(c)	322,990	3,123,187
BAE Systems PLC	397,338	8,023,237
Compass Group PLC	215,986	7,144,012
ConvaTec Group PLC(c)	1,160,987	3,878,337
Diageo PLC	117,254	3,064,155
London Stock Exchange Group PLC	62,534	9,287,996
Rightmove PLC	419,341	3,733,450
RS Group PLC	372,418	2,711,430
Trainline PLC(a)(c)	850,434	3,016,851
		56,652,438
United States–10.69%
EPAM Systems, Inc.(a)	30,477	5,145,737
Experian PLC	113,565	5,262,065
Ferguson Enterprises, Inc.	35,216	5,588,801
Flutter Entertainment PLC(a)	28,182	6,247,573
Illumina, Inc.(a)	15,406	1,222,312
ResMed, Inc.(b)	36,690	8,213,057
		31,679,545
Total Common Stocks & Other Equity Interests (Cost $197,980,797)		292,486,207
Money Market Funds–1.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	1,155,611	1,155,611
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	2,146,135	$2,146,135
Total Money Market Funds (Cost $3,301,746)		3,301,746
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.79% (Cost $201,282,543)		295,787,953
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.42%
Invesco Private Government Fund, 4.34%(d)(e)(f)	3,638,566	3,638,566
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	9,466,770	$9,469,610
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,108,176)		13,108,176
TOTAL INVESTMENTS IN SECURITIES—104.21% (Cost $214,390,719)		308,896,129
OTHER ASSETS LESS LIABILITIES–(4.21)%		(12,489,946)
NET ASSETS–100.00%		$296,406,183
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2025 was $14,824,968, which represented 5.00% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,705,471	$11,343,994	$(11,893,854)	$-	$-	$1,155,611	$16,518
Invesco Treasury Portfolio, Institutional Class	3,167,303	21,067,419	(22,088,587)	-	-	2,146,135	30,423
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,928,275	36,719,118	(35,008,827)	-	-	3,638,566	33,600*
Invesco Private Prime Fund	5,070,042	57,209,194	(52,809,626)	-	-	9,469,610	97,591*
Total	$11,871,091	$126,339,725	$(121,800,894)	$-	$-	$16,409,922	$178,132

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$15,532,860	$—	$—	$15,532,860
China	8,480,306	4,153,234	—	12,633,540
Denmark	—	2,906,214	—	2,906,214
France	—	47,500,067	—	47,500,067
Germany	—	13,584,264	—	13,584,264
India	—	18,991,482	—	18,991,482
Ireland	3,554,448	—	—	3,554,448
Italy	—	5,437,611	—	5,437,611
Japan	—	30,640,821	—	30,640,821
Netherlands	—	15,942,505	—	15,942,505
Spain	—	9,513,862	—	9,513,862
Sweden	—	12,645,001	—	12,645,001
Switzerland	—	7,921,011	—	7,921,011
Taiwan	—	7,350,538	—	7,350,538
United Kingdom	—	56,652,438	—	56,652,438
United States	14,581,106	17,098,439	—	31,679,545
Money Market Funds	3,301,746	13,108,176	—	16,409,922
Total Investments	$45,450,466	$263,445,663	$—	$308,896,129
Invesco Oppenheimer V.I. International Growth Fund